January 5, 2021

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Target Date Retirement Series

File No. 333-138648 and No. 811-21981

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 31, 2020 of Registrant’s Post-Effective Amendment No. 36 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary